Note 24 - Employee Benefits (Details) - Amounts in Accumulated Other Comprehensive Income That Have Not Yet Been Recognized as Components of Defined Benefit Pension Plans Expense: (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Amounts in Accumulated Other Comprehensive Income That Have Not Yet Been Recognized as Components of Defined Benefit Pension Plans Expense: [Abstract]
Net actuarial loss(a)	$ 35,280	$ 83,374
Deferred income taxes	(8,779)	(20,449)
Accumulated other comprehensive loss - net of tax	$ 26,501	$ 62,925